Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Impairment loss	$ 0	$ 0	$ 0
Penalties on uncertain tax provisions
VAT percentage	13.00%
Advertising and promotion costs	$ 376	$ 239
Description of foreign currency translation	The balance sheet amounts, with the exception of equity, at March 31, 2025 and 2024 were translated at 1 USD to 7.2567 RMB and at 1 USD to 7.2203 RMB, respectively. The average translation rates applied to income and cash flow statement amounts for years ended March 31, 2025 and 2024 were at 1 USD to 7.2163 RMB and at 1 USD to 7.1671 RMB, respectively.